Tax liabilities	6 Months Ended
Jun. 30, 2018
Tax liabilities [Abstract]
Tax liabilities
14.	Tax liabilities

	June 30, 2018	December 31, 2017
PIS payable (a)	16,533	16,585
COFINS payable (a)	75,999	76,323
Service tax payable (b)	13,483	13,708
Withholding service tax payable	257	361
IRPJ payable (c)	19,623	12,200
CSLL payable (c)	7,663	2,728
PIS/COFINS/CSLL payable (d)	594	457
Installment payment of federal taxes (e)	15,229	16,544
Installment payment of taxes – PRT(f)	301,821	123,467
Installment payment of taxes – PERT(g)	170,700	243,849
Installment payment of local taxes (h)	18,770	21,537
Installment payment of taxes - Law No. 12.996/14 Refis Copa (i)	12,027	12,597
Withholding INSS (j)	167	203
Withholding IRPJ (k)	541	569
Other taxes	29,582	24,161
Total	682,989	565,289
Current	171,861	169,505
Non-current	511,128	395,784

(a)
PIS and COFINS are taxes levied by the Brazilian federal government on gross revenues. The standard rates are 1.65% for PIS and 7.60% for COFINS applicable to entities declaring income tax and social contribution on the ‘actual profits’ basis. These amounts are invoiced to and collected from our customers and recognized as deductions to gross revenue (Note 19) against Tax liabilities, as we are acting as agents collecting these taxes on behalf of the government. PIS and COFINS taxes paid on certain purchases may be claimed back as tax credits to offset PIS and COFINS payable. These amounts are recognized as Taxes recoverable (Note 6) and on a monthly basis are offset against PIS and COFINS Tax payable, and presented net as the amounts are due to the same tax authority. Brazilian tax legislation allows smaller entities with less than R$78 million in annual gross revenues to opt to declare income taxes on the ‘presumed profits’ basis. These are subject to lower COFINS and PIS rates of 3.00% and 0.65%, respectively. However, PIS and COFINS taxes on purchases may not be claimed back and will not generate tax credits under the presumed profits basis.

(b)
ISS is a tax levied by municipalities on revenues from the provision of services. ISS tax is added to amounts invoiced to our customers for the services we render. These are recognized as deductions to gross revenue (Note 19—Taxes levied—ISS) against Tax liabilities, as we are acting as agents collecting these taxes on behalf of municipal governments. The rates may vary from 2.00% to 5.00%, however most of the municipalities in which we operate levy ISS at the higher rate. Each municipality sets slightly different rules regarding the use of credits and withholding of ISS tax on payments to suppliers.

(c)
IRPJ and CSLL are corporate income taxes levied by the Brazilian federal government. The IRPJ rate is 25% and the CSLL rate is 9%, resulting in a combined federal corporate income tax rate of 34% on taxable profits. The expense for current income tax is recognized in the statement of profit or loss under ‘Current income and social contribution taxes’ against tax payable. However, for some entities in the group, advances for the payment of income tax are paid on a quarterly basis during the tax year and are recognized as an asset under Taxes recoverable (Note 18—‘Corporate income tax (IRPJ)’ and ‘Social contribution tax on net profit (CSLL)’). Income tax is levied on legal entities individually, with no right of offset between entities in a group. Smaller entities opting to declare income taxes on the ‘presumed profits’ basis are taxed at the same rates on a ‘presumed profit’ of 32% of gross revenues.

(d)
Purchases of certain materials or services require us to retain and pay taxes on behalf of our suppliers. The rate of 4.65% in relation to PIS, COFINS and CSLL tax on applicable purchases is withheld from payments made to suppliers and recognized as a tax liability, with no impact to the statement of profit or loss.

(e)
Refers to installment payment of IRPJ, CSLL, PIS and COFINS, which payment is deferred in 30 to 60 installments, adjusted by the SELIC rate. The accrual of interest on this liability is recognized as a financial expense under the line item—‘Interest for late payment of taxes’ (Note 24).

(f)
PRT - payment of 24% in 24 installments, residual amount will not include usage of tax losses carryforward and will be paid in 60 months, according to MP n ° 766 of April 4, January 2017. The taxes included in the PRT are as follows: PIS, COFINS, CSLL, IRPJ, IOF and IRRF.

(g)
PERT - installment of unpaid taxes and IOF, modality does not include use of impairment, installment in 120 months, according to MP nº 783 of May 31, 2017. The taxes included in the PERT are as follows: PIS, COFINS and IOF.

(h)
Refers mainly to ISS payable to the Paulínia City Government in 36 installments, not subject to inflation adjustment or interest.
(installments of ISS of the cities of São Paulo, Paulínia, Itapevi and Maceió, payment periods range from 24 to 120 monthly installments).

(i)
In August 2014, enactment of Federal Law No. 12996/2014 (‘‘REFIS da Copa’’) enabled the inclusion of new tax contingencies in REFIS (tax installment payment program). The Company initially included the overdue taxes in REFIS da Copa in order to benefit from an amnesty on accrued interest and fines. With the launch of PERT in 2017, the Company decided to include most part of taxes in this new program, instead of REFIS da Copa.

(j)
INSS is a social security charge levied on wages paid to employees. On certain purchases of services we are required to withhold 11% of the amounts billed by our suppliers and pay INSS tax on their behalf, with no impact to the statement of profit or loss.

(k)	On certain purchases of services we are required to withhold 1.5% of the amounts billed by our suppliers and pay IRPJ (Income tax) on their behalf, with no impact to the statement of profit or loss.

2017 Tax Amnesty Program

PRT (Tax Regularization Program)

On May 31, 2017, the Company joined a tax amnesty program (the “2017 Program”), under which the Company settled the payment of certain unpaid overdue taxes and tax contingencies, including some which were in litigation, through November 30, 2016, including accrued interest and fines.

The 2017 Program allowed for the use of unused tax loss carryforward to settle the tax liability under the program. As a result, the Company recognized a deferred tax asset related to the tax loss carryforwards that was used to settle the tax liability under the program and which the Company did no previously recognized. In addition, the Company recognized a tax liability as follows:

As of May 31, 2017
Federal taxes past due recorded in prior years	160,605
Legal claims in progress recorded in 2017	174,028
Tax installments in progress already recorded in prior years	195,094
Total tax liability to be settled under the program	529,727
Tax loss carryforward used to settle the tax liability under the program (Note 18)	(370,116)
Total tax liability balance to be settled in installment payments	159,611

The balance of R$ 159,611 will be paid as follows:

•	R$ 125,415 in 24 installment payments; and
•	R$ 34,196 in 60 installment payments.

The tax liability balance as of June 30, 2018 and December 31,2017 was as follows:

Balance as of May 31,2017	159,611
Payments	(42,310)
Accrued interest	6,166
Balance as of December 31, 2017	123,467

IOF Inclusion - Sep / 17 - transferred from PERT	70,995
Addition of processes in the PRT	2,417
Additional tax liabilities included in the PRT	40,288
Tax loss carryforward not used to settle the tax liability under the program	87,829
Payments	(38,972)
Accrued interest	17,360
Others	(1,563)
Balance as of June 30, 2018	301,821

Current	64,214
Non-current	237,607

The expected timing of outflows are as follows:

Year of maturity	June 30, 2018	December 31, 2017
2018	64,214	73,753
2019	34,100	22,297
2020	34,100	6,854
2021	34,100	6,854
2022 and following years	135,307	13,709
Total	301,821	123,467

PERT (Special Tax Regularization Program)

On July 3, 2017, the Company joined the PERT, for the payment of unpaid taxes due in the months of December 2016 to April 2017.

In September 2017, the IOF values for the period from October, 2012 to March, 2017 were included in the installment basis. IOF is a federal tax levied primarily on transactions involving foreign exchange insurance, loans or financing, and on securities transactions. From the total amount included (R$103,907), an amount of R$70,995 was transferred to the PRT Program.

The chosen modality provides the payment in 120 installments, using tax loss or negative basis to deduct the installment payment.

The tax liability balance as of June 30, 2018 and December 31,2017 was as follows:

Federal tax payable as of July 31, 2017	134,947
Tax provision balance in prior periods included Aug, 2017	6,727
IOF Inclusion	103,907
Use of unused tax loss carryforwards Aug, 2017 (Note 23)	(4,452)
Payments – prepayments	(5,721)
Interest	8,441
Balance as of December 31, 2017	243,849

IOF Inclusion - Sep / 17 - transfer to PRT	(70.995)
Interest reversal - PERT	(1,803)
Payments - prepayments	(2,811)
Interest	2,460
Balance as of June 30, 2018	170,700
Current	10,874
Non-current	159,826

The expected timing of payments are as follows:

	June 30, 2018	December 31, 2017
2018	10,874	13,317
2019	10,874	13,317
2020	10,874	13,317
2021	10,874	13,317
2022 and following years	127,204	190,581
Total	170,700	243,849

Eligible tax debt balances below refer to REFIS Copa are:

	June 30, 2018	December 31, 2017
Principal	62,965	62,965
Fines and interest	79,085	79,085
Reduction due to amnesty of interest, fines and legal charges	(44,055)	(44,055)
Repayments by prepayments	(30,428)	(30,428)
Payment in installments	(29.203)	(28,623)
SELIC restatement	1,504	1,494
Use of unused tax loss carryforwards	(29,213)	(29,213)
Reversion of unused tax loss carryforwards from REFIS to PRT	1,372	1,372
Balance payable	12,027	12,597

At June 30, 2018 and December 31, 2017, the Company was compliant with all conditions to be part of the tax payment installments program, and the use of unused tax loss carryforwards of REFIS “Copa” totaled R$5,605. Installments with maturity beginning 2018 were restated considering 1% of SELIC rate interest p.m. and mature as follows:

	June 30, 2018	December 31, 2017
2018	1,713	1,675
2019	1,713	1,675
2020	1,713	1,675
2021	1,713	1,675
2022 onwards	5,175	5,897
Total	12,027	12,597